Average Annual Total Returns (Vanguard Intermediate-Term Government Bond Index Fund ETF)	Vanguard Intermediate-Term Government Bond Index F Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Intermediate-Term Government Bond Index F Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Intermediate-Term Government Bond Index F Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Intermediate-Term Government Bond Index F Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Barclays U.S. 3-10 Year Government Float Adjusted Index Vanguard Intermediate-Term Government Bond Index F Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.73%)	(3.35%)	(1.49%)	(2.58%)	(2.64%)
Since Inception	3.47%	2.64%	2.41%	3.46%	3.59%